Concentrations of Risk (Tables)	12 Months Ended
Mar. 31, 2026
Concentrations of Risk [Abstract]
Schedule of Customer Concentrations Risk	Customers accounting for 10% or more of the Company’s revenue were as follows:
	March 31,
	2026		2025		2024
Customer A	N/A	*	N/A	*	28.2%
Customer B	N/A	*	N/A	*	25.2%
Customer C	N/A	*	N/A	*	18.9%
Customer D	29.9%		30.8%		N/A *
Customer E	14.4%		N/A	*	N/A *

*	Revenue from these customers is individually less than 10% of the total revenue of the Company for the respective year.

As of March 31, 2026, 2025 and 2024, there were one, two and four customers each with accounts receivable accounting for 10% or more of the Company’s total accounts receivable, respectively. The details are as follows:

	March 31,
	2026		2025		2024
Customer A	N/A	*	N/A	*	47.7%
Customer F	N/A	*	N/A	*	16.1%
Customer G	N/A	*	N/A	*	16.1%
Customer H	N/A	*	N/A	*	16.1%
Customer D	91.2%		59.7%		N/A *
Customer I	N/A	*	19.9%		N/A *

*	Accounts receivable from these customers is individually less than 10% of the total accounts receivable of the Company for the respective year.